GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Composition of Other Intangible Assets
The following table details the composition of our other intangible assets at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Contract acquisition costs and other	$1,554	$1,512
Accumulated amortization	(423)	(397)
	$1,131	$1,115

Carrying Amount of Goodwill
The following table details the carrying amount of our goodwill at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Goodwill	$928	$928
Accumulated impairment losses	(54)	(54)
	$874	$874